Account Payable and Provisions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Trade payables	$ 52.2	$ 66.1
Accruals	83.8	69.1
Payroll and other compensation	21.2	25.7
Leave pay accrual	46.7	44.6
Other	2.5	4.8
Accounts payable and provisions	$ 206.4	$ 210.3